RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 245,105,338	$ 222,154,907
Financial Obligations	216,578,285	200,473,389
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,128,088
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		18,614,160
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,935,757
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	215,324,860	26,802,972
Financial Obligations		200,161,260
Liquidity risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	283,324,271	276,041,139
Financial Obligations	235,086,316	230,362,686
Commitments Loans	27,965,422	28,434,720
Liquidity risk | Guarantees
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	2,313,540	2,596,333
Liquidity risk | Standby letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	928,795	1,235,110
Liquidity risk | Overdraft facility
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	306,740	75,225
Liquidity risk | Standby credit card facility
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	20,409,059	19,816,305
Liquidity risk | Undrawn approved loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	3,612,600	4,468,837
Liquidity risk | Other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	394,688	242,910
Liquidity risk | Trading derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	800,347	509,351
Liquidity risk | Checking accounts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	39,708,169	40,840,666
Liquidity risk | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	70,741,972	67,563,454
Liquidity risk | Saving deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	57,443,560	58,656,060
Liquidity risk | Other deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	582,122	505,920
Liquidity risk | Interbank and overnight funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,813,329	4,441,874
Liquidity risk | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	22,183,396	21,002,945
Liquidity risk | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	24,432,925	25,266,760
Liquidity risk | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	4,336,693	4,935,935
Liquidity risk | Hedging derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	196,154	13,464
Liquidity risk | Other Liabilitiese
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	7,847,649	6,626,258
Liquidity risk | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		3,159,152
Liquidity risk | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		23,219,631
Liquidity risk | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		3,167,181
Liquidity risk | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,971,257
Liquidity risk | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	22,275,570
Liquidity risk | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,006,077
Liquidity risk | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	109,542,816	127,055,148
Liquidity risk | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	71,536,227	58,770,228
Liquidity risk | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	35,361,710	30,987,645
Liquidity risk | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	568,025	548,194
Liquidity risk | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,191,048	4,758,829
Liquidity risk | Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	757,172	415,738
Liquidity risk | Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	33,024	56,531
Liquidity risk | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	631,231	482,636
Liquidity risk | Cash and cash equivalentss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,450,114	23,420,225
Less Than One Month | Liquidity risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	55,376,409	49,614,217
Financial Obligations	122,454,820	122,530,743
Commitments Loans	27,948,878	28,275,372
Less Than One Month | Liquidity risk | Guarantees
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	2,297,206	2,591,109
Less Than One Month | Liquidity risk | Standby letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	928,585	1,080,986
Less Than One Month | Liquidity risk | Overdraft facility
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	306,740	75,225
Less Than One Month | Liquidity risk | Standby credit card facility
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	20,409,059	19,816,305
Less Than One Month | Liquidity risk | Undrawn approved loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	3,612,600	4,468,837
Less Than One Month | Liquidity risk | Other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	394,688	242,910
Less Than One Month | Liquidity risk | Trading derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	515,697	120,429
Less Than One Month | Liquidity risk | Checking accounts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	39,708,169	40,840,666
Less Than One Month | Liquidity risk | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	8,375,127	9,583,488
Less Than One Month | Liquidity risk | Saving deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	57,443,560	58,656,060
Less Than One Month | Liquidity risk | Other deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	582,122	471,645
Less Than One Month | Liquidity risk | Interbank and overnight funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,813,329	4,274,983
Less Than One Month | Liquidity risk | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	1,665,739	1,963,636
Less Than One Month | Liquidity risk | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	138,362	52,468
Less Than One Month | Liquidity risk | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	145,712	36,954
Less Than One Month | Liquidity risk | Hedging derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	182,849	13,345
Less Than One Month | Liquidity risk | Other Liabilitiese
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,884,154	6,517,069
Less Than One Month | Liquidity risk | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		913,190
Less Than One Month | Liquidity risk | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		622,057
Less Than One Month | Liquidity risk | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		649,833
Less Than One Month | Liquidity risk | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	576,072
Less Than One Month | Liquidity risk | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	163,389
Less Than One Month | Liquidity risk | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,691,200
Less Than One Month | Liquidity risk | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	12,524,966	14,641,827
Less Than One Month | Liquidity risk | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	6,218,323	4,524,515
Less Than One Month | Liquidity risk | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	297,155	263,314
Less Than One Month | Liquidity risk | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	58,093	49,932
Less Than One Month | Liquidity risk | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,260,837	3,745,261
Less Than One Month | Liquidity risk | Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	476,088	249,305
Less Than One Month | Liquidity risk | Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,941	52,122
Less Than One Month | Liquidity risk | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	631,231	482,636
Less Than One Month | Liquidity risk | Cash and cash equivalentss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,450,114	23,420,225
From one to six months | Liquidity risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	41,724,636	47,767,497
Financial Obligations	37,432,342	34,737,201
Commitments Loans	9,950	156,226
From one to six months | Liquidity risk | Guarantees
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	9,742	2,158
From one to six months | Liquidity risk | Standby letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	208	154,068
From one to six months | Liquidity risk | Trading derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	236,390	377,898
From one to six months | Liquidity risk | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	26,030,729	21,734,913
From one to six months | Liquidity risk | Interbank and overnight funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations		166,891
From one to six months | Liquidity risk | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	8,779,185	6,359,672
From one to six months | Liquidity risk | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	904,752	5,780,195
From one to six months | Liquidity risk | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	578,545	258,909
From one to six months | Liquidity risk | Hedging derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,587	119
From one to six months | Liquidity risk | Other Liabilitiese
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	896,154	58,605
From one to six months | Liquidity risk | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		310,701
From one to six months | Liquidity risk | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,968,847
From one to six months | Liquidity risk | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		934,821
From one to six months | Liquidity risk | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	350,307
From one to six months | Liquidity risk | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,272,601
From one to six months | Liquidity risk | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	447,674
From one to six months | Liquidity risk | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	24,196,186	30,985,969
From one to six months | Liquidity risk | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	12,707,647	12,114,983
From one to six months | Liquidity risk | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,376,279	1,228,796
From one to six months | Liquidity risk | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	125,474	117,240
From one to six months | Liquidity risk | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		238
From one to six months | Liquidity risk | Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	244,385	103,245
From one to six months | Liquidity risk | Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,083	2,657
Six Month To Twelve Month | Liquidity risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	26,570,268	28,162,052
Financial Obligations	22,508,914	20,300,540
Commitments Loans	4,224
Six Month To Twelve Month | Liquidity risk | Guarantees
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	4,222
Six Month To Twelve Month | Liquidity risk | Standby letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	2
Six Month To Twelve Month | Liquidity risk | Trading derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,305	3,918
Six Month To Twelve Month | Liquidity risk | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	15,605,292	15,150,201
Six Month To Twelve Month | Liquidity risk | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	4,490,249	4,262,502
Six Month To Twelve Month | Liquidity risk | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	1,896,186	531,963
Six Month To Twelve Month | Liquidity risk | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	423,122	301,372
Six Month To Twelve Month | Liquidity risk | Hedging derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,718
Six Month To Twelve Month | Liquidity risk | Other Liabilitiese
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	67,042	50,583
Six Month To Twelve Month | Liquidity risk | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		619,023
Six Month To Twelve Month | Liquidity risk | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,810,606
Six Month To Twelve Month | Liquidity risk | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,576,581
Six Month To Twelve Month | Liquidity risk | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,026,669
Six Month To Twelve Month | Liquidity risk | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,547,078
Six Month To Twelve Month | Liquidity risk | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	866,184
Six Month To Twelve Month | Liquidity risk | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	13,982,791	15,378,967
Six Month To Twelve Month | Liquidity risk | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,369,756	7,186,854
Six Month To Twelve Month | Liquidity risk | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,626,730	1,434,850
Six Month To Twelve Month | Liquidity risk | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	128,180	119,397
Six Month To Twelve Month | Liquidity risk | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	397	163
Six Month To Twelve Month | Liquidity risk | Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	22,483	33,859
Six Month To Twelve Month | Liquidity risk | Hedging Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,752
More Than One Year | Liquidity risk
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	159,652,958	150,497,373
Financial Obligations	52,690,240	52,794,200
Commitments Loans	2,370	3,122
More Than One Year | Liquidity risk | Guarantees
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans	2,370	3,066
More Than One Year | Liquidity risk | Standby letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Commitments Loans		56
More Than One Year | Liquidity risk | Trading derivatives Liabilities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	27,955	7,107
More Than One Year | Liquidity risk | Time deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,730,824	21,094,851
More Than One Year | Liquidity risk | Other deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations		34,275
More Than One Year | Liquidity risk | Borrowing from banks and other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	7,248,223	8,417,134
More Than One Year | Liquidity risk | Long-term debt
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	21,493,625	18,902,134
More Than One Year | Liquidity risk | Borrowing from development entities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,189,314	4,338,700
More Than One Year | Liquidity risk | Other Liabilitiese
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	299
More Than One Year | Liquidity risk | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,316,239
More Than One Year | Liquidity risk | Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		18,818,121
More Than One Year | Liquidity risk | Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,946
More Than One Year | Liquidity risk | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,018,209
More Than One Year | Liquidity risk | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,292,502
More Than One Year | Liquidity risk | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,019
More Than One Year | Liquidity risk | Commercial loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	58,838,873	66,048,385
More Than One Year | Liquidity risk | Consumer loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	45,240,501	34,943,876
More Than One Year | Liquidity risk | Mortgages and housing leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	32,061,546	28,060,685
More Than One Year | Liquidity risk | Microcredit loans and leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	256,278	261,625
More Than One Year | Liquidity risk | Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,929,814	1,013,167
More Than One Year | Liquidity risk | Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 14,216	$ 29,329